Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of consolidated balance sheet information related to leases

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	9,266	6,873	983
LIABILITIES
Operating lease liabilities, current	2,994	3,340	478
Operating lease liabilities, non-current	1,680	1,023	146
Total	4,674	4,363	624

Schedule of supplemental cash flow information related to leases

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Cash paid for amounts included in the measurement of lease liabilities	15,169	3,700	3,464	495
Right-of-use assets obtained in exchange for operating lease liabilities	8,619	—	—	—

Schedule of other information related to lease

	As of December 31,
	2024	2025
Weighted average remaining lease term (years)	4.67	4.23
Weighted average discount rate	5%	5%

Schedule of maturities of lease liabilities (excluding short-term leases)

As of December 31,
2025
RMB
2026	2,207
2027	1,836
2028	274
2029 and thereafter	1,295
Total minimum lease payments	5,612
Less: interest	(1,249)
Present value of lease obligations	4,363